Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes
Subsequent Events

NOTE 7 – Subsequent Events

On August 8, 2017, we entered into an “at will” unwritten employment arrangement with John Rice, effective as of August 1, 2017, pursuant to which Mr. Rice serves as our interim Chief Executive Officer. Under his employment arrangement, Mr. Rice is entitled to receive a monthly salary of $9,000, and is eligible to receive medical and dental benefits, life insurance, and long-term and short-term disability coverage. Further, Mr. Rice is eligible under his employment arrangement to participate in the Company’s 2013 Equity Incentive Plan, with equity compensation to Mr. Rice to be determined by the Company’s Compensation Committee at a later date. Effective as of Mr. Rice's July 24, 2017 appointment as interim Chief Executive Officer, Mr. Rice is no longer entitled to receive compensation for his service as a director of the Company.

On August 8, 2017, Dennis Duitch was appointed to the Company’s Board of Directors. Mr. Duitch was also appointed to serve as Chairman of the Audit Committee and interim Chairman of the Compensation Committee and the Nominating and Corporate Governance Committee. In conjunction with Mr. Duitch's appointment as a director, the Company issued Mr. Duitch 7,489 shares of common stock of the Company, which shares will vest in four equal (as closely as possible), successive quarterly installments beginning on the first quarterly anniversary of the grant date, provided that Mr. Duitch remains in the Company’s continuous service as a director through the applicable quarterly anniversary date.

NOTE 13 – Subsequent Events

In connection with their appointment to the Company’s Board of Directors, on January 10, 2017, the Company granted each of Sam Bell and Frank Garofalo 5,000 shares of common stock of the Company, under the Company’s 2013 Equity Incentive Plan, with such shares to vest in four equal, successive quarterly installments of 1,250 shares each, beginning on April 10, 2017, subject to the requirement that each of Messrs. Bell and Garofalo, as applicable, must remain a director of the Company.

Effective February 15, 2017, our Amended and Restated Articles of Incorporation were amended pursuant to a Certificate of Change Pursuant to Nevada Revised Statutes 78.209 (the “Certificate of Change”) filed with the Nevada Secretary of State. The Certificate of Change provided for both a reverse stock split of the outstanding shares of our common stock on a 1-for-2 basis (the “Reverse Stock Split”), and a corresponding decrease in the number of shares of our common stock that we are authorized to issue (the “Share Decrease”).

As a result of the Reverse Stock Split, the number of issued and outstanding shares of our common stock decreased from 6,307,577 pre-Reverse Stock Split shares to 3,153,801 post-Reverse Stock Split shares (after adjustment for any fractional shares). Pursuant to the Share Decrease, the number of authorized shares of our common stock decreased from 15,000,000 to 7,500,000 shares of common stock, $0.001 par value per share.

On February 21, 2017, the Company closed an underwritten public offering of 1,410,000 units, with each unit consisting of one share of the Company's common stock and one warrant to purchase one share of common stock. The underwriter exercised the over-allotment option covering additional warrants to purchase up to 211,500 additional shares of common stock.

Gross proceeds to the Company from the offering, including the exercise of the over-allotment option, were approximately $5.8 million, before deducting underwriting discounts and commissions and other offering expenses payable by the Company. Dawson James Securities, Inc. acted as the sole underwriter for the offering.

The shares and warrants described above were offered by Sigma Labs pursuant to a registration statement previously filed with and subsequently declared effective by the Securities and Exchange Commission ("SEC"). A final prospectus relating to the offering was filed with the SEC and is available on the SEC's website at http://www.sec.gov, or by contacting Dawson James: 1 N. Federal Hwy; Suite 500, Boca Raton, FL 33432, ATTN: Prospectus Department.

On February 14, 2017, in connection with the offering, The NASDAQ Stock Market LLC informed the Company that it had approved the listing of the Company’s common stock and warrants on The NASDAQ Capital Market, effective as of February 15, 2017 (the "Listing"). The Company’s common stock ceased trading on the OTCQB on February 15, 2017, and on such date the common stock and the above described warrants commenced trading on The NASDAQ Capital Market under the ticker symbols “SGLB” and “SGLBW,” respectively.

On February 15, 2017, in conjunction with John Rice's appointment as a director of the Company, the Company issued Mr. Rice 5,231 shares of common stock, which shares will vest in four equal, successive quarterly installments beginning on the first quarterly anniversary of the grant date, provided that an installment will not vest if Mr. Rice is not a director of the Company as of the applicable quarterly anniversary date.

On February 16, 2017, the Company and Mark J. Cola entered into an employment agreement (the "Employment Agreement") for a three-year term, pursuant to which Mr. Cola will continue to serve as the Company’s President, Chief Executive Officer and Chief Operating Officer. The Employment Agreement became effective as of the closing of the public offering described above. Under the Employment Agreement, Mr. Cola is entitled to receive an annual base salary of $220,000, which will be subject to increase in the discretion of the board of directors or Compensation Committee based on its annual assessment of Mr. Cola’s performance and other factors. Pursuant to the Employment Agreement, the Company granted Mr. Cola a stock option to purchase up to 123,750 shares of our common stock under the Company's 2013 Equity Incentive Plan, as amended, vesting in equal quarterly installments over an 18-month period. The Company agreed in the Employment Agreement that, on each of the first and second anniversaries of the effectiveness of the Employment Agreement, Mr. Cola will receive a stock option to purchase 61,875 shares of our common stock. Each stock option will have an exercise price equal to the closing price of our common stock on the date of grant and will vest and become exercisable in equal quarterly installments over an 18-month period, provided, in each case, that Mr. Cola remains an employee of the Company through such vesting date.

On March 27, 2017, we completed funding a loan in the principal amount of $500,000 to Morf3D pursuant to a Secured Convertible Promissory Note dated March 27, 2017 delivered by Morf3D to us. The loan bears interest at the rate of 7% per annum, is due and payable in full on March 27, 2018, is secured by certain assets of Morf3D, and is convertible at our option into 10% of the outstanding shares of the common stock of Morf3D unless Morf3D exercises its right under specified circumstances to repay all principal and accrued interest on the loan. The Secured Convertible Promissory Note also contains representations, warranties, and affirmative and negative covenants of Morf3D and its principal stockholders. The purpose of the loan is to provide working capital to Morf3D to, among other things, lease an EOS M 400 system for Morf3D for Morf3D to expand production for contracts related to AM of high-precision aerospace & defense components, in furtherance of our strategic alliance and in contemplation of a possible acquisition of or merger with Morf3D.